Related-Party Transactions - Additional Information (Details) $ in Thousands, £ in Millions				1 Months Ended				12 Months Ended
	Nov. 02, 2018 shares	Apr. 30, 2018 GBP (£)	Feb. 06, 2016 shares	Dec. 31, 2018 USD ($)	Nov. 30, 2018 shares	Aug. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Apr. 30, 2018 USD ($) shares	Feb. 29, 2016 shares
Related Party Transaction [Line Items]
Ordinary shares Issuable Upon Conversion							33,277,678		33,277,678
Research and development expense | $								$ 205,319	$ 32,527	$ 16,206
Chief Executive Officer
Related Party Transaction [Line Items]
Shares issued						24,979
Chief Financial Officer
Related Party Transaction [Line Items]
Shares issued						9,294
Members of Board of Directors
Related Party Transaction [Line Items]
Shares issued						90,158
GSK
Related Party Transaction [Line Items]
License upfront fee | £		£ 14.1
Inventory purchase liability | $											$ 6,900
Series A Shares
Related Party Transaction [Line Items]
Ordinary shares Issuable Upon Conversion							16,806,298		16,806,298
Series B Preferred Stock | GSK
Related Party Transaction [Line Items]
Ordinary shares Issuable Upon Conversion											12,455,252
Preferred stock, Value | $											$ 93,400
Loss provision associated with contract | $											$ 18,400
Series A Convertible Preferred Shares | F-Prime Capital
Related Party Transaction [Line Items]
Ordinary shares Issuable Upon Conversion												16,006,000
Series B Convertible Preferred Shares | F-Prime Capital
Related Party Transaction [Line Items]
Shares issued							2,400,900
Series B Convertible Preferred Shares | Scottish Mortgage Investment Trust
Related Party Transaction [Line Items]
Shares issued							3,201,200
Series B Convertible Preferred Shares
Related Party Transaction [Line Items]
Ordinary shares Issuable Upon Conversion							16,471,380		16,471,380
Series B Convertible Preferred Shares | Chief Executive Officer
Related Party Transaction [Line Items]
Shares issued							39,825
Series B Convertible Preferred Shares | Chief Medical Officer
Related Party Transaction [Line Items]
Shares issued							9,955
Series B Convertible Preferred Shares | Senior Vice President
Related Party Transaction [Line Items]
Shares issued							3,982
American Depositary Shares | Initial Public Offering
Related Party Transaction [Line Items]
Shares issued	16,103,572
American Depositary Receipts | Chief Executive Officer | Initial Public Offering
Related Party Transaction [Line Items]
Shares issued					18,500
American Depositary Receipts | Chief Financial Officer | Initial Public Offering
Related Party Transaction [Line Items]
Shares issued					5,000
American Depositary Receipts | Members of Board of Directors | Initial Public Offering
Related Party Transaction [Line Items]
Shares issued					13,000
UCL Business PLC
Related Party Transaction [Line Items]
Total program costs | $										500
Costs and expenses | $								200	$ 200	$ 400
UCL Business PLC | Series A Shares
Related Party Transaction [Line Items]
Related party transactions shares purchased			800,298
G S K | Transition Services Agreement
Related Party Transaction [Line Items]
Research and development expense | $				$ 14,000
Royalty costs | $				14,000
Accrued expenses and accounts payable | $				$ 6,000				$ 6,000
Deerfield Management Company | Minimum
Related Party Transaction [Line Items]
Percentage of share capital				5.00%				5.00%
Deerfield Management Company | Series C Convertible Preferred Shares
Related Party Transaction [Line Items]
Shares issued						4,647,500
Deerfield Management Company | American Depositary Shares | Initial Public Offering
Related Party Transaction [Line Items]
Shares issued					3,376,100
Scottish Mortgage Investment Trust | Series C Convertible Preferred Shares
Related Party Transaction [Line Items]
Shares issued						697,125
RA Capital Management Limited Liability Company | Minimum
Related Party Transaction [Line Items]
Percentage of share capital				5.00%				5.00%
RA Capital Management Limited Liability Company | American Depositary Shares | Initial Public Offering
Related Party Transaction [Line Items]
Shares issued					2,057,432
Temasek Holdings (Private) Limited | Minimum
Related Party Transaction [Line Items]
Percentage of share capital				5.00%				5.00%
Temasek Holdings (Private) Limited | American Depositary Shares | Initial Public Offering
Related Party Transaction [Line Items]
Shares issued					1,000,000
Scottish Mortgage Investment Trust | Minimum
Related Party Transaction [Line Items]
Percentage of share capital				5.00%				5.00%
Scottish Mortgage Investment Trust | American Depositary Shares | Initial Public Offering
Related Party Transaction [Line Items]
Shares issued					925,000